Note 16 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 2,519	$ 3,624
Gross increases for tax positions of current period	111	174
Gross increases for tax positions of prior periods	41	365
Amount recognized on acquisitions	613
Reduction for settlements with taxing authorities		(335)
Reduction for lapses in applicable statutes of limitations	(1,031)	(967)
Foreign currency translation, increase	39
Foreign currency translation, decrease		(342)
Balance	$ 2,292	$ 2,519